Share Capital (Narrative) (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions		1 Months Ended		3 Months Ended												12 Months Ended
	Feb. 23, 2016 $ / shares	Mar. 31, 2015 CAD CAD / shares shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares CAD / shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Class of Stock [Line Items]
Class A Preferred Stock, Authorized, Percentage																20.00%
Common Stock, No Par Value | $ / shares
Dividends on Common Shares																$ 225	$ 207	$ 494
Common Stock, Dividends, Per Share, Paid | $ / shares				$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.20	$ 0.20	$ 0.20	$ 0.28	$ 0.28	$ 0.67
Dividends Payable, Date Declared																Feb. 23, 2016
Common Shares Issued under Dividend Reinvestment Plan, Shares | shares																10,246,221	240,839
Common Shares Issued under Dividend Reinvestment Plan																$ 73	$ 5	$ 93
Dividends, Common Shares Issued In Lieu of Cash, Value																$ 73	$ 5	$ 93
Dividends Payable, Date to be Paid																Mar. 31, 2016
Dividends Payable, Date of Record																Mar. 15, 2016
Common Stock, Capital Shares Reserved for Future Issuance | shares				30,300,000				27,300,000				19,100,000				30,300,000	27,300,000	19,100,000
First Percent Of Rights Granted To Become Exercisable After One Year																30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable																1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years																30.00%
Years After Grant Date Rights Become Fully Exercisable or Fully Vested																3 years
Years After Grant Date Additional 30 percent Granted Vest																2 years
Years After Grant Date Rights Expire																5 years
Restricted Share Unit To Common Share Convertible Conversion Ratio																1
Stock Issued During Period, Shares, New Issues | shares		85,616,500	85,616,500													98,400,000
Shares Issued, Price Per Share | CAD / shares		CAD 14.60					$ 14.60
Stock Issued During Period, Value, New Issues, Gross Proceeds		CAD 1,440	$ 1,130
Proceeds from Issuance of Common Stock		CAD 1,390	$ 1,090													$ 1,088
Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.015
Exercisable After First Year [member]
Class of Stock [Line Items]
First Percent Of Rights Granted To Become Exercisable After One Year																30.00%
Share Capital [Member]
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value																		$ 2
Common Shares Issued under Dividend Reinvestment Plan																$ 73	$ 5	93
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares		12,842,475	12,842,475
Paid In Surplus [Member]
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value																		(2)
Retained Earnings [Member]
Class of Stock [Line Items]
Dividends on Common Shares																$ 225	$ 207	$ 494
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Years After Grant Date Rights Become Fully Exercisable or Fully Vested																3 years
Tandem Stock Appreciation Rights (TSARs) [Member]
Class of Stock [Line Items]
Years After Grant Date Rights Expire																5 years
Tandem Stock Appreciation Rights, Granted 2015 [Member]
Class of Stock [Line Items]
Years After Grant Date Rights Expire																7 years